UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Dryden Tax-Free Money Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Tax-Free Money Fund

JUNE 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for the Dryden Tax-Free Money Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Tax-Free Money Fund

Dryden Tax-Free Money Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Tax-Free Money Fund (the Fund) is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Fund Facts as of 6/30/04
	7-Day Current Yield	Net Asset Value (NAV)	Taxable Equivalent Yield**			Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
Dryden Tax-Free Money Fund	0.36%	$1.00	0.50%	0.54%	0.55%	33 Days	$174.7
iMoneyNet, Inc. Tax-Free National Retail Avg.*	0.45%	N/A	0.63%	0.67%	0.69%	34 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of June 28, 2004, the closest date to the end of our reporting period.

**	Some investors may be subject to the federal alternative minimum tax (AMT).

Money Market Fund Yield Comparison

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Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

The graphs portray weekly 7-day current yields and weekly WAMs for Dryden Tax-Free Money Fund and the iMoneyNet, Inc. Tax-Free National Retail Average every Monday from December 29, 2003 to June 28, 2004, the closest dates to the beginning and end of the Fund’s reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of June 30, 2004.

Dryden Tax-Free Money Fund	3

This Page Intentionally Left Blank

Financial Statements

June 30,2004	SEMIANNUAL REPORT

Dryden Tax-Free Money Fund

Portfolio of Investments

as of June 30, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT TERM INVESTMENTS 100.2%

Alabama 1.5%
Mobile Spring Hill Coll. Edl. Bldg. Auth. Rev., Spring Hill Coll. Proj., Ser. B, F.R.W.D.	VMIG1	1.10%	7/07/04	$2,600	$2,600,000

Alaska 3.6%
Roaring Fork Mun. Prods. LLC,
Ser. 2002-15, Cert., Class A, F.R.W.D.	VMIG1	1.16	7/01/04	3,110	3,110,000
Ser. 2003-3, Cert., Class A, F.R.W.D.	A-1+(c)	1.16	7/01/04	3,175	3,175,000

					6,285,000

Arizona 3.2%
Phoenix Ind. Dev. Auth., Safeway Inc. Ice Cream Plant Proj., A.M.T., Ser. 2002, S.E.M.M.T.	A-1(c)	1.20	10/01/04	1,000	1,000,000
Pima Cnty. Ind. Dev. Auth. Sngl. Fam. Mtge. Rev., A.M.T., Ser. 2002, A.N.N.M.T.	NR	1.30	7/26/04	4,570	4,570,000

					5,570,000

California 12.6%
Calif. St., Mun. Secs. Trust Rcpts., SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+(c)	1.12	7/01/04	2,200	2,200,000
Calif. Statewide Cmnty. Dev. Auth. Rev.,
Kaiser Permanente, Ser. 2002B, F.R.W.D.	VMIG2	1.15	7/07/04	3,600	3,600,000
Ser. A, A.N.N.M.T.	VMIG2	1.25	1/03/05	2,500	2,500,000
Ser. L, F.R.W.D.	A-1(c)	1.15	7/07/04	3,300	3,300,000
Los Angeles Dept. Airports Rev., Sub. LA Intl. Airport, A.M.T., Ser. A	VMIG1	1.25(b)	11/15/04	2,200	2,200,000
Los Angeles Multi-Fam. Rev., Hsg., Colonia Corona, Ser. D, A.M.T., F.R.W.D.	A-1+(c)	1.14	7/01/04	3,250	3,250,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

University Revs., Ser. 888, A.M.B.A.C., F.R.W.D. (cost $5,000,000; purchased 3/12/04)(e)	VMIG1	1.25%	7/01/04	$5,000	$5,000,000

					22,050,000

Colorado 3.6%
Colorado Hlth. Facs. Auth. Rev., Sisters Charity Hlth. Sys., Ser. A	VMIG1	1.23	12/01/04	4,100	4,100,000
Colorado Hsg. & Fin. Auth. Econ. Dev. Rev., ARO Invts. Proj., Ser. A, A.M.T., F.R.W.D.	VMIG1	1.20	7/01/04	2,235	2,235,000

					6,335,000

Delaware 1.0%
Delaware St. Econ. Dev. Auth. Rev., Gas Facs., Delmarva Pwr. & Lt., A.M.T., F.R.D.D.	VMIG2	1.16	7/01/04	1,800	1,800,000

Florida 8.4%
Florida St. Brd. of Ed. Pub. Ed., Mun. Secs. Trust Rcpts., Ser. SGA 102, G.O., F.R.D.D.	A-1+(c)	1.12	7/01/04	300	300,000
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist Hlth. Sys., Ser. C, F.R.W.D.	VMIG2	1.24	7/01/04	1,000	1,000,000
Jacksonville Econ. Dev. Cmnty. Hlth. Care Facs. Rev., Ser. A	VMIG1	1.23	12/01/04	1,000	1,000,000
Jacksonville Elec. Auth. Rev., Fltr. Certs., Ser. 127, F.R.W.D.	A-1(c)	1.13	7/01/04	1,995	1,995,000
Orange Cnty. Hlth. Facs. Auth. Rev., Ser. 171, F.R.W.D., F.S.A.	A-1(c)	1.21	7/01/04	6,425	6,425,000
Sunshine St. Govt Fin., Ser. G, T.E.C.P.	P-1	1.07	7/09/04	3,975	3,975,000

					14,695,000

Georgia 6.6%
Burke Cnty. Dev. Auth., Ser. A, A.M.B.A.C., T.E.C.P.	VMIG1	1.07	7/14/04	4,400	4,400,000
De Kalb Cnty. Hsg. Auth. Multi-Fam. Hsg. Rev., Stone Mill Run Apts. Proj., Ser. 2000, A.M.T., F.R.W.D.	A-1(c)	1.38	7/01/04	1,310	1,310,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Private Colls. & Univs. Auth. Rev., Mercer Univ. Proj., F.R.W.D.	VMIG1	1.18%	7/01/04	$3,300	$3,300,000
Stephens Cnty. Dev. Auth. Ind. Dev. Rev., Caterpillar Inc. Proj., A.M.T., F.R.W.D.	P-1	1.38	7/01/04	1,000	1,000,000
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P-1	1.38	7/01/04	1,520	1,520,000

					11,530,000

Hawaii 1.2%
ABN Amro Munitops Cert. Trust, Ser. 2004-19, Hawaii, Sngl.,
F.G.I.C., (cost $1,995,000; purchased 6/30/04) (e)	VMIG1	1.28	7/28/04	1,995	1,995,000

Illinois 9.4%
Channahon Rev.,
Morris Hosp., Ser. A, F.R.W.D.	A-1+(c)	1.16	7/01/04	4,610	4,610,000
Morris Hosp., Ser. D, F.R.W.D.	A-1+(c)	1.16	7/01/04	3,330	3,330,000
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.	A-1(c)	1.28	7/01/04	3,000	3,000,000
Chicago Tax Inc., Alloc. Stockyards, Ser. B, F.R.W.D.	A-1+(c)	1.13	7/07/04	1,900	1,900,000
Crestwood Tax Inc. Rev., 135th & Cicero Redev. Proj., F.R.W.D.	A-1+(c)	1.13	7/01/04	2,185	2,185,000
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High Sch., F.R.W.D.	A-1(c)	1.35	7/07/04	1,000	1,000,000
Quad Cities Reg. Econ. Dev. Auth. Rev., Two Rivers YMCA Proj., F.R.D.D.	A-1+(c)	1.13	7/01/04	300	300,000

					16,325,000

Indiana 1.7%
South Bend Econ. Dev. Rev., Dynamic REHC Proj., Ser. 1999, A.M.T., F.R.W.D.	NR	1.25	7/07/04	955	955,000
Whiting Environ. Facs. Rev., Amoco Oil Co., Proj., A.M.T., F.R.D.D.	VMIG1	1.13	7/01/04	1,950	1,950,000

					2,905,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Iowa 1.7%
Iowa Fin. Auth. Ret. Cmnty. Rev., Western Homes Cmntys. Proj., F.R.W.D.	VMIG1	1.15%	7/01/04	$3,000	$3,000,000

Louisiana 3.6%
Louisiana St. Offshore Terminal Auth. Deepwater Port Rev., Loop Inc., First Stage, Ser. A	A-1(c)	1.15	8/19/04	5,970	5,970,000
West Baton Rouge Parish Ind. Dist. #3 Rev., Dow Chem Co. Proj., Ser. A, A.M.T., F.R.D.D.	P-2	1.23	7/01/04	300	300,000

					6,270,000

Maine 2.4%
Lewiston Ind. Dev. Rev., Diamond Tpke. Assoc., Ser. 1999, A.M.T., F.R.W.D.	A-1+(c)	1.28	7/01/04	3,300	3,300,000
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1	1.60	7/01/04	885	885,000

					4,185,000

Massachusetts 0.2%
Mass. St. Ind. Fin. Agcy. Rev., Peterson Amer. Corp. Proj., Ser. 1996, A.M.T., F.R.W.D.	NR	1.25	7/07/04	400	400,000

Michigan 0.6%
Michigan St. Job Dev. Auth. Rev., Frankenmuth Proj., Ser. A, F.R.M.D.	A1	1.20	7/01/04	1,100	1,100,000

Minnesota 4.1%
Minneapolis Rev., People Serving People Proj., Ser. A, F.R.D.D.	A-1+(c)	1.13	7/01/04	230	230,000
Minnesota St. Higher Ed. Facs. Auth. Rev., Bethel Coll., Ser. 5-V, F.R.W.D.	VMIG1	1.15	7/07/04	2,250	2,250,000
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	VMIG1	1.28	7/01/04	4,120	4,120,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	9

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., F.R.D.D.	VMIG1	1.13%	7/01/04	$500	$500,000

					7,100,000

Missouri 0.6%
Missouri St. Hlth. & Edl. Facs. Auth Edl. Facs. Rev.,
Bethesda Hlth. Group., Ser. A, F.R.D.D.	VMIG1	1.13	7/01/04	950	950,000
Saint Louis Univ., F.R.D.D.	VMIG1	1.13	7/01/04	100	100,000

					1,050,000

Montana 0.6%
Butte Silver Bow Mont. Poll. Ctrl. Rev., Rhone-Poulenc Inc. Proj., Ser. 1992, F.R.W.D.	Aa2	1.17	7/07/04	1,100	1,100,000

New York 8.6%
Bank of New York Mun. Cert. Trust Rev., Prince George,
Ser. 1, F.R.W.D.	VMIG1	1.26	7/01/04	5,000	5,000,000
Ser. 2, F.R.W.D.	VMIG1	1.26	7/01/04	1,635	1,635,000
Mun. Secs. Trust Cert. Rev., Ser. 2000-109, Class A Cert., F.R.D.D.	VMIG1	1.12	7/01/04	4,900	4,900,000
New York Pwr. Auth., Ser. 3 Yrs 1+2	P-1	1.09	7/16/04	3,500	3,500,000

					15,035,000

Ohio 1.0%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Prog., Ser. 1996, A.M.T., F.R.W.D.	NR	1.28	7/01/04	1,725	1,725,000

Oklahoma 3.7%
Oklahoma Hsg. Dev. Auth. Multi-Fam. Rev., Affordable Hsg. Acq., Ser. A, F.R.W.D.	VMIG1	1.29	7/01/04	6,500	6,500,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania 1.4%
ABN Amro Munitops Cert. Trust, Ser. 2004-10, Penn, Trust Cert., F.G.I.C., G.O., F.R.W.D.	NR	1.10%	7/07/04	$2,500	$2,500,000

South Dakota 1.4%
Grant Cnty. Poll. Ctrl. Rev., Rfdg., Otter Tail Pwr. Co. Proj., Ser. 1993, F.R.W.D.	VMIG1	1.30	7/02/04	2,400	2,400,000

Tennessee 2.6%
Memphis Elec. Sys. Rev., Putters, Ser. 377, M.B.I.A. (cost $2,0000,000; purchased 12/11/03)(e)	A-1+(c)	1.28	12/09/04	2,000	2,000,000
Memphis Gen.	P-1	1.09	7/16/04	2,500	2,500,000

					4,500,000

Texas 7.5%
ABN Amro Munitops Cert. Trust, Ser. 2004-21, Trust Cert., G.O. (cost $2,935,000; purchased 6/24/04)(e)	NR	1.28	7/28/04	2,935	2,935,000
Harris Cnty., Toll Rd Auth., Ser. E	P-1	1.12	7/09/04	1,250	1,250,000
Houston Util. Sys. Rev., Ser. A	P-1	1.10	7/12/04	4,400	4,400,000
Texas St., Coll. Student Ln., G.O., A.M.T., F.R.M.D.	VMIG1	1.22	8/02/04	4,510	4,510,000

					13,095,000

Utah 2.0%
Intermountain Pwr. Agcy.,
Ser. B-4	A-1(c)	1.10	8/02/04	500	500,000
Ser. B-5	A-1(c)	1.07	7/09/04	3,000	3,000,000

					3,500,000

Wisconsin 5.4%
Butler Ind. Dev. Rev., Western Sts. Envelope, A.M.T., F.R.W.D.	A-1(c)	1.17	7/07/04	1,730	1,730,000
Milton Ind. Dev. Rev., New England Extrusion Proj., Ser. 1998, A.M.T., F.R.W.D.	A-1+(c)	1.38	7/01/04	1,500	1,500,000
Milwaukee Redev. Auth. Redev. Rev., Cathedral Place Packaging Fac. Proj., F.R.W.D.	VMIG1	1.15	7/01/04	4,000	4,000,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	11

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	1.33%	7/01/04	$2,265	$2,265,000

					9,495,000

Total Investments 100.2% (cost $175,045,000)(d)					175,045,000
Liabilities in excess of other assets (0.2)%					(354,518)

Net Assets 100%					$174,690,482

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

A.N.N.M.T.—Annual Mandatory Tender.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.R.M.D.—Floating Rate (Monthly) Demand Note(b).

F.R.W.D.—Floating Rate (Weekly) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

S.E.M.M.T.—Semi-Annual Mandatory Tender.

T.C.R.S.—Transferable Custodial Receipts.

T.E.C.P.—Tax Exempt Commercial Paper.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(e)	Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $11,930,000. The aggregate value of $11,930,000 was approximately 6.83% of net assets.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$175,045,000
Cash	98,759
Receivable for Fund shares sold	1,819,421
Interest receivable	266,483
Prepaid expenses	7,079

Total assets	177,236,742

Liabilities
Payable for Fund shares reacquired	2,342,514
Accrued expenses	83,410
Management fee payable	74,843
Distribution fee payable	18,711
Deferred directors’ fees	14,843
Dividends payable	11,939

Total liabilities	2,546,260

Net Assets	$174,690,482

Net assets were comprised of:
Common stock, $.01 par value	$1,747,860
Paid-in capital in excess of par	172,942,622

Net Assets, June 30, 2004	$174,690,482

Net asset value, offering price and redemption price per share, $174,690,482 ÷174,785,951 outstanding shares of common stock (authorized 1,500,000,000 shares)	$1.00

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	13

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income
Income
Interest	$1,077,441

Expenses
Management fee	473,787
Distribution fee	118,447
Transfer agent’s fees and expenses	52,000
Custodian’s fees and expenses	49,000
Reports to shareholders	19,000
Registration fees	19,000
Legal fees and expenses	14,000
Audit fee	12,000
Directors’ fees	12,000
Miscellaneous	5,052

Total expenses	774,286

Net investment income	303,155

Realized Gain On Investments
Net realized gain on investment transactions	108,872

Net Increase In Net Assets Resulting From Operations	$412,027

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Increase In Net Assets
Operations
Net investment income	$303,155	$818,118
Net realized gain on investment transactions	108,872	35,589

Net increase in net assets resulting from operations	412,027	853,707

Dividends and distributions (Note 1)	(412,027)	(853,707)

Fund share transactions (at $1 per share)
Proceeds from shares sold	270,279,101	681,198,763
Net asset value of shares issued in reinvestment of dividends and distributions	391,009	799,668
Cost of shares reacquired	(284,785,071)	(669,673,108)

Net increase (decrease) in net assets from Fund share transactions	(14,114,961)	12,325,323

Total increase (decrease)	(14,114,961)	12,325,323

Net Assets
Beginning of period	188,805,443	176,480,120

End of period	$174,690,482	$188,805,443

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	15

Notes to Financial Statements (Unaudited)

Prudential Tax-Free Money Fund, Inc. doing business as Dryden Tax-Free Money Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or (losses) on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

16	Visit our website at www.jennisondryden.com

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc.(“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and .375 of 1% of average daily net assets in excess of $1.5 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). The Fund compensated PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund’s average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended June 30, 2004, the Fund incurred fees of approximately $49,900

Dryden Tax-Free Money Fund	17

Notes to Financial Statements (Unaudited)

Cont’d

for the services of PMFS. As of June 30, 2004, approximately $8,300 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

18	Visit our website at www.jennisondryden.com

Financial Highlights

June 30,2004	SEMIANNUAL REPORT

Dryden Tax-Free Money Fund

Financial Highlights

(Unaudited)

	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net asset value, Beginning Of Period	$1.00

Net investment income and net realized gains	.002
Dividends and distributions to shareholders	(.002)

Net asset value, end of period	$1.00

Total Return(a):	0.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$174,690
Average net assets (000)	$190,556
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.82	% (b)
Expenses, excluding distribution and service (12b-1) fees	.69	% (b)
Net investment income	.32	% (b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Year Ended December 31,
2003	2002	2001	2000	1999

$1.00	$1.00	$1.00	$1.00	$1.00

.004	.009	.023	.034	.025
(.004)	(.009)	(.023)	(.034)	(.025)

$1.00	$1.00	$1.00	$1.00	$1.00

0.42%	0.94%	2.26%	3.42%	2.56%

$188,805	$176,480	$167,929	$166,526	$179,887
$207,138	$200,609	$182,953	$176,759	$202,718

.84%	.86%	.87%	.80%	.81%
.72%	.73%	.74%	.68%	.69%
.39%	.86%	2.18%	3.38%	2.51%

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	21

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E. A. Carson • Delayne Dedrick Gold • Robert F. Gunia • Robert E. La Blanc • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer •William V. Healey, Chief Legal Officer •

Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Tax-Free Money Fund
	NASDAQ	PBFXX
	CUSIP	26248T301

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Tax-Free Money Fund
	NASDAQ	PBFXX
	CUSIP	26248T301

MF103E2    IFS-A095345    Ed. 08/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Free Money Fund

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.